SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Product Information [Line Items]
Total Revenue	$ 1,022,533	$ 259,927	$ 3,421,495	$ 1,945,315
Software Sercices [Member]
Product Information [Line Items]
Total Revenue	804,718	187,652	3,082,528	1,777,447
SoftwareServicesMember
Product Information [Line Items]
Total Revenue				1,777,447
Software License and Software as a Service [Member]
Product Information [Line Items]
Total Revenue			338,967
Software License [Member]
Product Information [Line Items]
Total Revenue	$ 217,815	$ 72,275	$ 338,967	$ 167,868